October 15, 2015

TOPTURN ONEEIGHTY FUNDS

Supplement to Summary Prospectus, Prospectus and Statement of Additional Information
dated September 1, 2015

This supplement updates certain information in the Summary Prospectus, Prospectus, and the Statement of Additional Information (the “SAI”) of the Topturn OneEighty Fund (the “Fund”) to revise information contained therein as described below. For more information or to obtain a copy of the Summary Prospectus, Prospectus, or the SAI free of change, please contact the Fund at 1-888-261-2884.

Delete the ticker symbol “TTOFX” in the Summary Prospectus, Prospectus, and SAI, and replace it with “TTFOX”.

Investors Should Retain this Supplement for Future Reference